MERCER FUNDS

SUPPLEMENT TO

THE PROSPECTUS DATED JULY 31, 2020, AS SUPPLEMENTED AUGUST 3, 2020, AUGUST 20, 2020 AND OCTOBER 14, 2020 AND

THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2020, AS SUPPLEMENTED AUGUST 3, 2020 AND AUGUST 20, 2020

The date of this Supplement is November 13, 2020

The following change with respect to the Mercer Emerging Markets Equity Fund are made in the Prospectus and Statement of Additional Information (the “SAI”) of the Mercer Funds.

The information related to Origin Asset Management LLP (“Origin”) is amended as follows:

1.               All references to John Birkhold are deleted in their entirety.